Average Annual Total Returns - Class K - BlackRock Income Fund - Class K Shares	Jan. 28, 2021
Average Annual Return:
1 Year	6.95%
5 Years	6.39%
10 Years	5.36%
After Taxes on Distributions
Average Annual Return:
1 Year	5.08%
5 Years	4.40%
10 Years	3.35%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.08%
5 Years	4.03%
10 Years	3.27%